Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Dec. 31, 2020
Operating activities:
Net loss	$ (217,203)	$ (4,071,391)	$ (2,140,722)	$ (3,451,699)	$ (13,470)
Adjustments to reconcile net loss to net cash used in operating activities:
Issuance of shares for services		300,000
Amortization of deferred compensation		405,302	497,302	662,464
Partial refund of facility lease deposit			52,055	52,055
Lessor incentive				134,625
Stock based compensation expense	36,473	304,553	70,782	204,011
Change in value of liability	48,308
Depreciation and amortization expense		147,738	52,182	98,987
Change in prepaids & other current assets	(22,521)	(171,698)	(84,094)	(5,141)
Change in deposits	(65,069)
Change in accounts payable	60,264	343,548	30,408	45,525	2,886
Change in accrued expenses & other current liabilities	91,354	42,915	105,248	6,382	9,207
Net cash used in operating activities	(68,394)	(2,699,033)	(1,416,839)	(2,252,791)	(1,377)
Investing activities:
Purchase of equipment & CIP		(178,382)	(285,382)	(503,725)	(106,228)
Payment for leasehold improvements	(12,420)	(77,197)	(431,117)	(451,942)
Purchase of domain name	(14,833)
Net cash used in investing activities	(27,253)	(255,579)	(716,499)	(955,667)	(106,228)
Financing activities:
Proceeds from sales of shares to advisors	8,171
Proceeds from sale of common stock					20,000
Proceeds from loans and advances					125,701
Cash from acquisition	2,556
Proceeds from SAFE Notes	210,000
Proceeds from Private Placement, net of offering costs	6,760,484	4,071,145	206,930	206,930
Payment of other offering costs			(45,000)	(45,000)
Repayment of shareholder loans and advances	(136,616)
Net cash provided by financing activities	6,844,595	4,071,145	161,930	161,930	145,701
Net change in cash	6,748,948	1,116,533	(1,971,408)	(3,046,528)	38,096
Cash, beginning of period	38,302	3,740,722	6,787,250	6,787,250	206
Cash, end of period	6,787,250	$ 4,857,255	$ 4,815,842	3,740,722	38,302
Supplemental disclosures:
Conversion of SAFE agreements into equity	258,308
Expenses paid by officers					800
Equipment paid by officers					$ 9,600